SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2025	$ 7,420	$ 20,079
Imputed interest	(122)	(717)
Total operating lease liability	$ 7,298	$ 19,362